[DECHERT LLP LETTERHEAD]

VIA EDGAR

May 3, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Market Vectors ETF Trust
Securities Act File No. 333-123257
Investment Company Act File No. 811-10325

Ladies and Gentlemen:

           On behalf of Market Vectors ETF Trust (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectuses and statement of additional information contained in Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2010, constituting the most recent amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 29, 2010, accession number 0000930413-10-002426.

           If you have any questions or comments regarding this filing, please call Stuart M. Strauss at (212) 698-3529.

Very truly yours,

/s Stuart M. Strauss
Stuart M. Strauss